Events after the reporting year	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Events after the reporting year

Note	38 | Events after the reporting year

The following are the events that occurred subsequent to December 31, 2024:

-	Public Hearing – ENRE Resolution No. 6/2025, Note 2.b.
-	Amendment to both the seasonal reference prices and the values of the Company’s electricity rate schedules – SE Resolution No. 26/2025 and ENRE Resolution No. 119/2025, Note 2.b.
-	Issuer risk rating upgrade, Note 29.
-	Unconstitutionality of Resolutions SIyC No. 267/2024 and ENRE No. 708/2024, Note 2.f.
-	Update of judicial cases, Note 8.
-	Payment of Class No. 4 Corporate Notes, Note 29.